Fair value and fair value hierarchy of financial instruments - Summary of Significant Unobservable Inputs to Valuation of Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unlisted Equity Investment Investment C
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/EVA	Multiple/EVA
Significant Unobservable input	Equity volatility	Equity volatility
Range	63.61%	33.08%
Sensitivity of Value to the input	5% increase/decrease in volatility results in decrease/increase in fair value by 3.5%/3.3%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.0%/0.3%
Unlisted Equity Investment Investment B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/EVA
Significant Unobservable input	  Equity volatility
Range	39.64%
Sensitivity of Value to the input	5% increase/decrease in volatility results in decrease/increase in fair value by 0.9%/0.9%
Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Binomial option pricing model	Binomial option pricing model
Significant Unobservable input	Volatility	Volatility
Range	56.58%	67.87%
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 1.63%/1.66%	5% increase/decrease in volatility results in increase/decrease in fair value by 4.58%/4.66%
Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	MCS	MCS
Significant Unobservable input	Volatility of Underlying Assets	Volatility of Underlying Assets
Range	46.03%
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 0.23%/0.11%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.02%/0.23%
Bottom of range [member] | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range		32.82%
Top of range [member] | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range		36.28%
Credit Rate Increase BB To BBB | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Credit rating	Credit rating
Sensitivity of Value to the input	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.02%	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.04%
Credit Rate Decrease BB to B | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity of Value to the input	One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.16%	One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.80%
Average PE multiple of peers [Member] | Unlisted Equity Investment Investment C
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Median P/E multiple of peers	Average P/E multiple of peers
Range		10.80%
Sensitivity of Value to the input		5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.4%/4.1%
Average PE multiple of peers [Member] | Unlisted Equity Investment Investment B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range	10.40%
Sensitivity of Value to the input	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.7%/4.8%
Discount Rate [Member] | Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Discount rate	Discount rate
Range	9.77%	12.52%
Sensitivity of Value to the input	5% increase/decrease in discount rate results in decrease/increase in fair value by 8.22%/9.41%	5% increase/decrease in discount rate results in increase/decrease in fair value by 0.32%/0.32%